Share-based payments - Summary of Employee Stock Options (Details) - Employee Stock Options	12 Months Ended
Dec. 31, 2021 yr $ / shares
May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price ($) | $ / shares	$ 17
Share price at grant date | $ / shares	$ 17
Expected price volatility of the Company's shares (%)	33.00%
May 2021 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	6
Risk-free interest rate (%)	1.09%
May 2021 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	8
Risk-free interest rate (%)	1.44%
November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price ($) | $ / shares	$ 9.92
Share price at grant date | $ / shares	$ 9.92
Expected price volatility of the Company's shares (%)	33.00%
November 2021 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	6
Risk-free interest rate (%)	1.34%
November 2021 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years) | yr	8
Risk-free interest rate (%)	1.48%